Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Member]
Related Party Transaction [Line Items]
Revenue from related parties	$ 319,546	$ 67,189	$ 147,531
Revenue [Member] | Tungray (Kunshan) Industrial Automation Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Revenue from related parties	$ 231,209	0	0
Revenue [Member] | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Revenue from related parties	$ 26,245	0	0
Revenue [Member] | FDT (Qingdao) Intellectual Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Revenue from related parties	$ 4,602	66,096	147,531
Revenue [Member] | Kunshan Tungray Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Revenue from related parties	$ 57,490	0	0
Revenue [Member] | Kunshan Tongri Intelligent Manufacturing Technology Research Institute Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Revenue from related parties	$ 0	1,093	0
Cost Of Revenue [Member] | FDT (Qingdao) Intellectual Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Purchase from related parties	$ 961,525	41,566	0
Other Operating Income (Expense) [Member] | Qingdao Tungray Biology Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Non-operating income- related parties	$ 19,126	25,129	26,212
Operating Expense [Member]
Related Party Transaction [Line Items]
Rental expenses- related parties	$ 138,887	115,060	114,033
Operating Expense [Member] | Qingdao Tungray Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Common control under major shareholder
Rental expenses- related parties	$ 66,476	51,219	47,438
Operating Expense [Member] | Jingan Tang [Member]
Related Party Transaction [Line Items]
Nature of common ownership or management control relationships	Senior Manager of Tungray Industrial
Rental expenses- related parties	$ 72	$ 63,841	$ 66,595